                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)                           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended June 30, 2005

Total Return for the 6 Months Ended June 30, 2005

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
2.82%	2.54%	2.49%	2.84%	2.89%	2.96%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Consumer spending and business investment helped the U.S. economy expand at a solid pace during the six-month period ending June 30, 2005. However, the direction of some economic indicators, including job growth, remained uneven and caused uncertainty about the strength of the economy. Consequently, interest rates fluctuated, moving higher when reports were strong and lower when data was weaker than anticipated. The first quarter of 2005 saw generally rising interest rates. By April, however, the themes of low inflation and slow growth were again prevalent and interest rates fell through the end of June.

Throughout the period, the Federal Open Market Committee (the "Fed") reaffirmed its pledge to raise the federal funds target rate at a "measured" pace. Continuing the policy shift begun in June 2004, the Fed increased the federal funds target rate four times during the first half of 2005, in 25 basis point increments. These moves brought the federal funds target rate to 3.25 percent at the end of the reporting period.

Against this setting, the municipal bond market followed the taxable market and the yields of long-term tax-exempt issues increased in the first quarter. The course changed in the second quarter, as the market rallied and yields fell to near-record lows. Persistent investor demand for income sustained the momentum of this long-term bond rally. Meanwhile, the yields of shorter maturity bonds—which were more directly influenced by the Fed's actions—rose. As a result, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investors' quest for yield favored lower-quality investment grade bonds over high-grade issues, keeping quality spreads tight.

Led by a surge in refundings, municipal issuers continued to rush to the market in the first six months of 2005. New issue volume increased by nine percent to $206 billion, a record for the first six months of a calendar year. Refundings increased to 35 percent of total issuance, up from 24 percent in 2004. Bonds backed by insurance dominated issuance and increased their market penetration to 60 percent. Issuers in California, Texas, New York, Florida and Michigan accounted for more than 40 percent of the total new underwriting volume in 2005.

On the demand side, the municipal-to-Treasury yield ratio, which gauges relative performance between the two markets, was attractive for tax-exempt bonds.
As a result, institutional investors (such as arbitrage accounts and hedge funds) that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase bonds. However, retail investors were deterred by the absolute level of rates and largely remained on the sidelines for most of the period.

Performance Analysis

Morgan Stanley Tax-Exempt Securities Trust underperformed the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index for the six-month period ending June 30, 2005, assuming no deduction of applicable sales charges.

During the period, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. As a result, the Fund's overall duration* (a measure of interest rate sensitivity) was managed to be lower than its benchmark. The Fund's option adjusted duration was 6.5 years at the end of June. This positioning helped performance early in the period when rates rose into April, but hindered total returns when rates declined later in the period. Lower rates also led municipal issuers to refinance outstanding debt. The prerefunding of several of the Fund's holdings had a positive impact on performance. The Fund continued to maintain a high average credit quality, with over 90 percent of the bonds in the portfolio rated A or higher at the close of the reporting period. As credit spreads tightened, this high grade orientation had an adverse impact on performance. The Fund's net assets of $1.26 billion were well diversified across 165 credits in 17 long-term sectors.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS
Transportation	19.3%
Water & Sewer	14.7
Electric	12.8
General Obligation	9.9
Refunded	8.3

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	71.2%
Aa/AA	13.2
A/A	6.4
Baa/BBB	5.8
Ba/BB	0.8
NR	2.6

Data as of June 30, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public

Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of June 30, 2005

Weighted Average Maturity: 15 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.5%
Alaska	4.6
Arizona	3.4
Arkansas	0.2
California	5.4
Colorado	3.6
Connecticut	3.1
District of Columbia	0.9
Florida	2.1
Georgia	3.6
Hawaii	1.6%
Idaho	0.1
Illinois	5.3
Indiana	2.7
Kansas	0.3
Kentucky	3.9
Maryland	1.1
Massachusetts	2.2
Michigan	1.7
Missouri	1.8
Nevada	2.1%
New Hampshire	0.1
New Jersey	4.9
New Mexico	0.8
New York	11.7
North Carolina	3.3
North Dakota	0.2
Ohio	3.6
Pennsylvania	1.7
Puerto Rico	1.6
South Carolina	1.3%
Tennessee	1.4
Texas	10.5
Utah	1.7
Virginia	1.8
Washington	3.7
West Virginia	0.6
Wisconsin	1.2
Joint exemptions*	(1.2)
Total	99.1%

* Joint exemptions has been included in each geographic location.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of June 30, 2005

Years Bonds Callable — Weighted Average Call Protection: 6 Years

Cost (Book) Yield (b) — Weighted Average Book Yield: 5.5%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.2% on 9% of the long-term portfolio that is callable in 2005.
Portfolio structure is subject to change.

Performance Summary

Average Annual Total Returns — Period Ended June 30, 2005

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	7.80%	[3]	7.30%	[3]	7.20%	[3]	7.95%	[3]
	3.21	[4]	2.30	[4]	6.20	[4]	—
5 Years	6.43	[3]	5.96	[3]	5.85	[3]	6.62	[3]
	5.51	[4]	5.64	[4]	5.85	[4]	—
10 Years	5.82	[3]	—		—		6.03	[3]
	5.36	[4]	—		—		—
Since Inception	8.10	[3]	4.95	[3]	4.81	[3]	8.35	[3]
	7.91	[4]	4.95	[4]	4.81	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (I.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.
Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 – 06/30/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	01/01/05	06/30/05	01/01/05 – 06/30/05
Class A
Actual (2.82% return)	$1,000.00	$1,028.20	$2.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.87	$2.96
Class B
Actual (2.54% return)	$1,000.00	$1,025.40	$5.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual (2.49% return)	$1,000.00	$1,024.90	$6.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.74	$6.11
Class D
Actual (2.84% return)	$1,000.00	$1,028.40	$2.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61

*	Expenses are equal to the Fund's annualized expense ratio of 0.59%, 1.12%, 1.22% and 0.52% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for the one-year period, but better for the three- and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

Fees Relative to Other Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for the Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of Adviser and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (96.2%)
	General Obligation (9.9%)
	North Slope Borough, Alaska,
$3,000	Ser 2000 B (MBIA)	0.00%		06/30/09	$2,634,960
9,500	Ser 1999 A (MBIA)	0.00		06/30/10	8,003,465
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	20,170,250
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19	6,034,800
2,000	Los Angeles Unified School District, California, 1997 Ser B (FGIC)	5.00		07/01/23	2,109,280
	Connecticut,
4,000	College Savings 1989 Ser A	0.00		07/01/08	3,665,440
5,000	Refg 2002 Ser E Ser PA 1056 B RITES (FSA)	8.495	‡	11/15/11	6,338,050
15,000	Refg 2002 Ser E Ser PA 1056 A RITES (FSA)	8.495	‡	11/15/13	19,269,150
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	5,973,250
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,733,060
10,300	Neighborhoods Alive 21 (FGIC)	5.375		01/01/26	11,088,156
4,280	Chicago Park District, Illinois, Ser 2004 A (Ambac)	5.00		01/01/26	4,549,340
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,762,300
2,000	New York City, New York, 2005 Ser G	5.00		12/01/25	2,122,540
5,000	New York State, Refg Ser 1995 B	5.70		08/15/10	5,068,500
10,000	South-Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/19	10,501,200
	Pennsylvania,
5,000	RITES PA – 1112 A (MBIA)	7.475	‡	01/01/18	5,838,100
5,000	RITES PA – 1112 B (MBIA)	7.475	‡	01/01/19	6,083,150
120,080					124,944,991
	Educational Facilities Revenue (4.3%)
4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50		06/01/21	4,004,680
4,000	University of California, Ser 2005 F (FSA) (WI)	4.75		05/15/26	4,150,880
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,075,840
1,000	Purdue University, Indiana, Student Fee Ser Q	5.75		07/01/15	1,112,380
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,133,240
400	Massachusetts Industrial Finance Agency, College of the Holy Cross 1996 Issue (MBIA)	5.50		03/01/16	414,796
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,718,800
2,000	State University 1990 Ser	7.50		05/15/13	2,537,380
5,000	State University 1993 Ser	5.25		05/15/15	5,631,600
4,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2005 A	5.00		10/01/41	4,262,400

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC)	5.00%		06/01/31	$2,129,480
2,500	Ohio State University, General Receipts Ser 1999 A	5.80		12/01/29	2,758,150
10,000	Texas State University, Ser 1998 A (FSA)	5.125		03/15/18	10,512,400
3,500	University of Texas, Ser 2004 D	5.00		08/15/25	3,741,745
	University of West Virginia,
2,000	Ser C 2004 (FGIC)	5.00		10/01/27	2,146,080
2,000	Ser C 2004 (FGIC)	5.00		10/01/28	2,141,300
50,400					54,471,151
	Electric Revenue (12.8%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50		01/01/10	27,597,500
2,500	Refg 2002 Ser A	5.25		01/01/19	2,753,125
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 A (Ambac)	7.67	‡	07/01/15	11,189,610
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375		11/15/20	16,597,800
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA)	6.50		01/01/17	11,527,442
4,000	Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)	5.00		01/01/32	4,243,800
3,050	Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)	5.00		09/01/27	3,275,975
5,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00		06/01/17	3,158,900
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50		01/01/15	5,743,650
4,000	Catawba Ser 2003 A (MBIA)	5.25		01/01/19	4,389,240
15,000	Puerto Rico Electric Power Authority, Power Ser O	0.00		07/01/17	9,402,000
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.00		01/01/21	5,415,650
10,000	Memphis, Tennessee, Ser 2003 A (MBIA)	5.00		12/01/17	10,913,900
4,000	San Antonio, Texas, Electric & Gas, Ser 2005	5.00		02/01/25	4,268,160
15,000	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75		07/01/19	16,065,000
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60		07/01/32	3,126,240
	Grant County Public Utility District #2, Washington,
5,000	Refg Ser 2001 H (FSA)	5.375		01/01/18	5,493,750
5,000	Wanapum Hydro Refg Ser A 2005	5.00		01/01/38	5,304,750
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50		03/01/18	8,071,649
3,000	Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)	0.00		07/01/09	2,630,580
154,300					161,168,721

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hospital Revenue (7.8%)
$2,220	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)	5.875%	08/15/15	$2,271,504
2,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA)	5.00	11/01/34	2,135,960
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/35	2,608,800
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00	07/01/21	5,390,700
5,980	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (Ambac)	5.00	05/01/25	6,342,089
6,000	Maryland State Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50	08/15/33	6,354,780
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	11,111,100
3,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50	11/01/16	3,151,650
	Henderson, Nevada,
10,065	Catholic Health West 1998 Ser A	5.375	07/01/26	10,386,375
2,000	Catholic Health West 1998 Ser A	5.125	07/01/28	2,044,200
	New Jersey Health Care Facilities Financing Authority,
9,000	Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,790,650
2,000	St Barnabas Health Refg Ser 1998 B (MBIA)	5.25	07/01/18	2,147,560
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34	10,542,400
3,000	Erie County, Ohio, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,190,650
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,252,450
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke's of Bethlehem Hospital Ser A 2003	5.375	08/15/33	5,218,600
4,500	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance Refg Ser 2003 C	6.875	08/01/27	5,220,810
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,230,150
92,265				98,390,428
	Industrial Development/Pollution Control Revenue (5.2%)
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,623,400
	New Jersey Economic Development Authority,
6,000	Continental Airlines Inc Ser 1999 (AMT)	6.625	09/15/12	5,736,480
4,000	Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,615,480
	New York City Industrial Development Agency, New York,
6,000	7 World Trade Center LLC Ser A	6.25	03/01/15	6,343,800
5,000	7 World Trade Center LLC Ser A	6.50	03/01/35	5,269,850
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.125	06/01/38	3,010,980

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,500	Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg 1992 Ser A	6.40%	08/15/27	$2,554,250
5,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32	5,955,300
10,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	10,750,200
1,000	Tobacco Settlement Financing Corporation, Virginia, Ser 2005	5.50	06/01/26	1,026,870
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,231,400
62,500				65,118,010
	Mortgage Revenue – Multi-Family (0.6%)
	New York City Housing Development Corporation, New York,
3,602	Ruppert Project – FHA Ins Sec 223F	6.50	11/15/18	3,786,782
3,444	Stevenson Commons Project – FHA Ins Sec 223F	6.50	05/15/18	3,621,009
7,046				7,407,791
	Mortgage Revenue – Single Family (2.0%)
	Alaska Housing Finance Corporation,
10,290	1997 Ser A (MBIA)	6.00	06/01/27	10,877,558
2,000	Governmental 1995 Ser A (MBIA)	5.875	12/01/24	2,060,680
2,245	California Housing Finance Agency, Home 1983 Ser B	0.00	08/01/15	971,928
	Colorado Housing & Finance Authority,
175	1997 Ser B-2 (AMT)	7.00	05/01/26	177,254
415	1998 Ser A-2 (AMT)	6.60	05/01/28	425,761
275	1997 Ser C-2 (AMT)	6.875	11/01/28	278,300
2,485	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75	07/01/30	2,514,149
	Chicago, Illinois,
70	GNMA-Backed Ser 1997 A (AMT)	7.25	09/01/28	70,502
140	GNMA-Backed Ser 1997 B (AMT)	6.95	09/01/28	140,938
20	Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)	7.125	06/01/25	20,024
155	Minnesota Housing Finance Agency, Ser 1992 H (AMT)	6.50	01/01/26	155,499
	Missouri Housing Development Commission,
385	Homeownership 1996 Ser C (AMT)	7.45	09/01/27	387,626
160	Homeownership 1997 Ser A-2 ( AMT)	7.30	03/01/28	160,906
745	Homeownership 1997 Ser C-1	6.55	09/01/28	768,862
110	Homeownership 1998 Ser B-2 (AMT)	6.40	03/01/29	110,603
315	Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	328,221
895	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29	908,694
4,405	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10	09/01/28	4,423,897
25,285				24,781,402

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Nursing & Health Related Facilities Revenue (0.2%)
$200	Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003	6.50#	#%	01/01/29	$199,046
405	Kentucky Economic Development Financing Authority, AHF/Kentucky-Iowa Inc Ser 2003	6.50#	#	01/01/29	407,641
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50		05/01/32	1,727,903
2,315					2,334,590
	Public Facilities Revenue (3.3%)
3,710	Jefferson County, Alabama, School Ser 2004-A	5.25		01/01/23	3,999,862
9,000	Arizona School Facilities Board, Ser 2001	5.50		07/01/18	10,052,100
2,000	North City West School Facilities Authority, California, Community District #1 Special Tax Ser 1995 B (FSA)	6.00		09/01/19	2,113,140
2,500	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50		10/01/17	2,788,125
2,500	Miami-Dade County, Florida, Ser 2005 B (MBIA)	0.00#	##	10/01/35	2,170,550
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25		12/15/20	4,322,127
4,000	Michigan, 525 Redevco Inc COPs (Ambac)	5.50		06/01/27	4,334,080
1,885	Jackson County, Public Building Corporation, Missouri, Ser 2005	5.00		12/01/29	2,005,018
3,000	Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser 2004 A (FSA)	5.00		07/01/37	3,179,520
5,000	Ohio Building Authority, 2001 Ser A (FSA)	5.50		10/01/18	5,570,300
500	Laredo ISD Public Facilities Corporation, Texas, 2004 Ser A (Ambac)	5.00		08/01/29	520,315
37,590					41,055,137
	Recreational Facilities Revenue (2.5%)
	Metropolitan Football Stadium District, Colorado,
4,000	Sales Tax Ser 1999 A (MBIA)	0.00		01/01/10	3,436,600
1,650	Sales Tax Ser 1999 A (MBIA)	0.00		01/01/11	1,358,066
9,000	Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (a)	5.75		09/01/27	9,334,440
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00#	###	06/15/22	12,472,400
5,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	5,405,300
39,650					32,006,806
	Resource Recovery Revenue (0.4%)
5,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	5,511,150

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Retirement & Life Care Facilities Revenue (0.6%)
	Riverside County Public Financing Authority, California,
$2,000	Air Force Village West Inc COPs	5.75%	05/15/19	$2,103,320
3,900	Air Force Village West Inc COPs	5.80	05/15/29	4,063,722
2,000	Montgomery County, Pennsylvania, White Marsh Ser 2005	6.125	02/01/28	2,121,120
7,900				8,288,162
	Tax Allocation Revenue (0.4%)
5,000	Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A	5.60	10/01/33	5,013,350
	Transportation Facilities Revenue (19.3%)
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00	07/01/36	5,309,650
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75	07/01/23	5,162,250
	E-470 Public Highway Authority, Colorado,
20,000	Ser 1997 B (MBIA)	0.00	09/01/14	13,888,200
5,000	Ser 1997 B (MBIA)	0.00	09/01/16	3,153,000
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA)††	5.50	10/01/27	10,878,000
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00	10/01/26	8,934,435
7,980	Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85	10/01/13	8,726,928
	Atlanta, Georgia,
5,000	Airport Ser 2000 A (FGIC)	5.875	01/01/17	5,594,500
5,000	Airport Passenger Facilities Charge Ser 2004 C (FSA)	5.00	01/01/33	5,287,700
4,000	Airport Passenger Facilities Charge Ser 2004 J (FSA)	5.00	01/01/34	4,240,560
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625	07/01/17	3,951,424
8,000	Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2003 B-2 (AMT) (FSA)	5.75	01/01/24	8,960,880
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75	06/01/21	7,263,060
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50	07/01/08	9,929,430
3,500	Resource Recovery Road 1987 Ser A BIGS	8.50	07/01/06	3,697,890
30,000	Resource Recovery Road 1987 Ser A	5.00	07/01/08	30,060,300
7,725	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)	5.55	01/01/17	7,779,848
4,140	Missouri Highways & Transportation Commission, Ser A 2001	5.125	02/01/19	4,523,612
5,000	Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)	5.50	07/01/23	5,500,800
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,329,500

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	New Jersey Turnpike Authority,
$10,000	Ser 2003 A (FGIC)	5.00%	01/01/27	$10,619,300
3,000	Ser 2003 A (Ambac)	5.00	01/01/30	3,185,790
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	7,134,603
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,626,542
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,570,350
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	11,286,200
4,000	Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)††	5.00	09/15/29	4,281,680
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50	07/01/15	11,368,000
9,090	Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)	6.125	11/15/25	9,368,609
	Dallas Fort Worth International Airport, Texas,
4,000	Refg Ser 1995 (FGIC)	5.625	11/01/15	4,035,320
10,000	Ser A (AMT) (FSA)	5.25	11/01/24	10,662,700
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,467,450
235,450				242,778,511
	Water & Sewer Revenue (14.7%)
2,000	Phoenix, Civic Improvement Corporation, Arizona, Wastewater Ser 2004 (MBIA)	5.00	07/01/27	2,146,040
2,000	San Francisco Public Utilities Commission, California, Water 1996 Ser A	5.00	11/01/21	2,052,920
4,000	Atlanta, Georgia, Water & Wastewater Ser 2004 (FSA)	5.00	11/01/24	4,287,920
	Augusta, Georgia,
5,000	Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,407,600
3,000	Water & Sewer Ser 2004 A (FSA)	5.25	10/01/39	3,270,480
5,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	5,101,450
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,979,120
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/27	8,508,320
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	5,098,900
6,000	Boston Water & Sewer Commission, Massachusetts, 1998 Ser D (FGIC)	4.75	11/01/22	6,235,080
4,925	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25	07/01/33	5,313,287
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00	12/01/19	9,825,930
	New York City Municipal Water Finance Authority, New York,
5,000	Water & Sewer 2005 Ser B (Ambac)	5.00	06/15/28	5,384,350
5,000	Water & Sewer 2004 Ser D	5.00	06/15/38	5,341,600

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,740	North Dakota Water Commission, Water Development 2005 Ser B (MBIA)	5.00%	08/01/24	$2,947,802
2,995	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	3,133,639
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25	06/01/28	5,470,700
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50	01/01/16	2,031,360
5,000	Refg Ser 1998 A (FGIC)	4.75	01/01/22	5,167,600
7,100	Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)	5.75	05/15/17	7,963,431
	Houston, Texas,
20,000	Combined Utility First Lien Refg Ser 2004 A (FSA)	5.25	05/15/22	21,859,199
5,000	Combined Utility First Lien Refg Ser 2004 A (MBIA)	5.25	05/15/25	5,441,400
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50	05/15/19	1,117,020
5,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	5,244,100
5,000	Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)	5.375	03/01/16	5,568,650
1,300	Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)	5.375	08/01/24	1,416,168
10,000	Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)	5.00	01/15/33	10,485,300
	Seattle, Washington,
10,000	Water Refg 2003 (MBIA)	5.00	09/01/20	10,850,100
10,000	Water Refg 2003 (MBIA)	5.00	09/01/23	10,746,100
3,000	West Virginia State Water Development Authority, Loan Program IV Ser A (FSA)	5.00	11/01/44	3,182,580
5,000	Central Brown County Water Authority, Wisconsin, Water Ser 2005 (Ambac)	5.00	12/01/35	5,341,100
172,060				184,919,246
	Other Revenue (3.9%)
10,000	California, Economic Recovery Ser 2004 A	5.00	07/01/16	10,836,800
	New Jersey Economic Development Authority,
2,000	Cigarette Tax Ser 2004	5.50	06/15/31	2,119,600
2,500	Cigarette Tax Ser 2004	5.75	06/15/34	2,692,925
	New York City Transitional Finance Authority, New York,
7,000	Refg 2003 Ser D (MBIA)	5.25	02/01/21	7,726,320
8,000	Refg 2003 Ser A	5.50	11/01/26	8,980,480
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50	04/01/17	5,796,800
10,000	Sales Tax Asset Receivable Corporation, New York, 2005 Ser A (Ambac)	5.00	10/15/29	10,797,300
44,500				48,950,225

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Refunded (8.3%)
$5,000	Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)	5.50%		12/01/10	†	$5,637,150
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875		10/01/22		3,358,125
800	Northern Palm Beach County Improvement District, Florida, Water Control & Impr #9A Ser 1996 A (ETM)	6.80		08/01/06		818,048
130	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA)	6.50		01/01/14	†	158,950
8,000	Hawaii, 1999 Ser CT (FSA)	5.875		09/01/09	†	8,976,080
5,000	Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A	6.00		07/01/06	†	5,262,300
	Chicago Board of Education, Illinois,
3,000	Ser 2001 C (FSA)	5.00		12/01/11	†	3,304,110
1,000	Ser 2001 C (FSA)	5.50		12/01/11	†	1,130,130
10,000	Massachusetts, 2000 Ser C	5.75		10/01/10	†	11,246,600
2,460	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00		08/01/10	†	2,588,781
7,000	New Jersey Highway Authority, Senior Parkway 1999 Ser	5.625		01/01/10	†	7,840,770
	New York State Dormitory Authority,
7,800	State University Ser 2000 B	5.375		05/15/10	†	8,710,962
12,175	Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16		14,869,328
	Charlotte, North Carolina,
4,000	Water & Sewer Ser 2000 (original maturity 06/01/19)	5.75		06/01/10	†	4,526,600
4,000	Water & Sewer Ser 2000 (original maturity 06/01/20)	5.75		06/01/10	†	4,526,600
5,000	Water & Sewer Ser 2000 (original maturity 06/01/25)	5.25		06/01/10	†	5,544,850
10,000	North Carolina, Public School Building Ser 1999	4.60		04/01/09	†	10,773,900
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15		5,511,850
92,865						104,785,134
1,154,206	Total Tax-Exempt Municipal Bonds (Cost $1,109,276,624)					1,211,924,805
	Short-Term Tax-Exempt Municipal Obligations (2.9%)
15,000	North Slope Borough, Alaska, Ser 1995 A (MBIA)	0.00		06/30/06		14,594,400
4,800	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 B (Demand 07/01/05)	2.32	*	03/01/30		4,800,000
2,580	Ohio Building Authority, 1985 Ser C	9.75		10/01/05		2,625,098
1,000	Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A	7.10		02/01/06		1,014,890
2,400	Harris County Health Facilities Development Corporation, Texas, Methodist Hospital System Ser 2005 B (Demand 07/01/05)	2.30	*	12/01/32		2,400,000
10,500	San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS	6.92	‡	02/01/06		10,748,535
36,280	Total Short-Term Tax-Exempt Municipal Obligations (Cost $34,246,565)					36,182,923
$1,190,486	Total Investments (Cost $1,143,523,189) (b) (c)			99.1%		1,248,107,728
	Other Assets in Excess of Liabilities			0.9		11,741,107
	Net Assets			100.0%		$1,259,848,835

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments June 30, 2005 (unaudited) continued

AMT	Alternative Minimum Tax.
BIGS	Bond Income Growth Securities.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
INFLOS	Inverse Floating Rate Securities (Illiquid securities).
RITES	Residual Interest Tax-Exempt Securities (Illiquid securities).
WI	Security purchased on a when-issued basis.
†	Prerefunded to call date shown.
††	Joint exemption in locations shown.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $59,466,595 which represents 4.7% of net assets.
#	Currently a zero coupon security; will convert to 5.38% on January 1, 2011.
# #	Currently a 6.50% coupon security; will convert to 8.00% on January 1, 2009.
# # #	Currently a zero coupon security; will convert to 5.00% on April 1, 2009.
# # # #	Currently a zero coupon security; will convert to 5.65% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
(a)	Resale is restricted to qualified institutional investors.
(b)	Securities have been designated as collateral in an amount equal to $4,149,080 in connection with a security purchased on a when-issued basis.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $104,719,425 and the aggregate gross unrealized depreciation is $134,886, resulting in net unrealized appreciation of $104,584,539.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – A wholly owned subsidiary of Ambac Assurance Corporation.
FHA	Federal Housing Administration.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $1,143,523,189)	$1,248,107,728
Cash	6,291
Receivable for:
Interest	18,788,679
Investments sold	516,181
Shares of beneficial interest sold	244,164
Prepaid expenses and other assets	84,319
Total Assets	1,267,747,362
Liabilities:
Payable for:
Investments purchased	6,449,080
Investment advisory fee	361,639
Shares of beneficial interest redeemed	354,977
Dividends to shareholders	290,984
Distribution fee	125,880
Administration fee	82,861
Accrued expenses and other payables	233,106
Total Liabilities	7,898,527
Net Assets	$1,259,848,835
Composition of Net Assets:
Paid-in-capital	$1,147,769,622
Net unrealized appreciation	104,584,539
Accumulated undistributed net investment income	876,690
Accumulated undistributed net realized gain	6,617,984
Net Assets	$1,259,848,835
Class A Shares:
Net Assets	$170,888,221
Shares Outstanding (unlimited authorized, $.01 par value)	14,368,308
Net Asset Value Per Share	$11.89
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$12.42
Class B Shares:
Net Assets	$144,180,332
Shares Outstanding (unlimited authorized, $.01 par value)	12,070,922
Net Asset Value Per Share	$11.94
Class C Shares:
Net Assets	$34,332,256
Shares Outstanding (unlimited authorized, $.01 par value)	2,882,364
Net Asset Value Per Share	$11.91
Class D Shares:
Net Assets	$910,448,026
Shares Outstanding (unlimited authorized, $.01 par value)	76,586,158
Net Asset Value Per Share	$11.89

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2005 (unaudited)

Net Investment Income:
Interest Income	$32,659,117
Expenses
Investment advisory fee	2,207,003
Distribution fee (Class A shares)	49,671
Distribution fee (Class B shares)	518,008
Distribution fee (Class C shares)	120,103
Administration fee	508,130
Transfer agent fees and expenses	397,237
Shareholder reports and notices	43,491
Registration fees	33,796
Custodian fees	27,211
Professional fees	25,132
Trustees' fees and expenses	15,516
Other	51,049
Total Expenses	3,996,347
Less: expense offset	(26,249)
Net Expenses	3,970,098
Net Investment Income	28,689,019
Net Realized and Unrealized Gain:
Net realized gain	6,628,241
Net change in unrealized appreciation	78,278
Net Gain	6,706,519
Net Increase	$35,395,538

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$28,689,019	$61,349,601
Net realized gain	6,628,241	7,479,385
Net change in unrealized appreciation/depreciation	78,278	(18,556,636)
Net Increase	35,395,538	50,272,350
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,170,367)	(5,439,670)
Class B shares	(3,376,375)	(8,501,332)
Class C shares	(652,362)	(1,445,596)
Class D shares	(20,749,919)	(46,269,847)
Net realized gain
Class A shares	—	(652,885)
Class B shares	—	(993,065)
Class C shares	—	(178,948)
Class D shares	—	(4,841,384)
Total Dividends and Distributions	(27,949,023)	(68,322,727)
Net decrease from transactions in shares of beneficial interest	(58,091,827)	(131,266,079)
Net Decrease	(50,645,312)	(149,316,456)
Net Assets:
Beginning of period	1,310,494,147	1,459,810,603
End of Period (Including accumulated undistributed net investment income of $876,690 and $136,694, respectively)	$1,259,848,835	$1,310,494,147

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended the ("Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% of the portion of the daily net assets exceeding $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,261,756 at June 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.07% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $173,980 and $1,197, respectively and received $59,259 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, aggregated $79,664,314 and $127,113,682, respectively. Included in the aforementioned transactions is a purchase of $3,386,850 with Morgan Stanley Municipal Income Opportunities Trust II.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $32,300.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,423. At June 30, 2005, the Fund had an accrued pension liability of $118,077 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31, 2004
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	884,458	$10,289,937	2,673,050	$31,459,356
Conversion from Class B	3,605,698	42,593,265	—	—
Reinvestment of dividends and distributions	177,058	2,089,034	383,151	4,525,839
Redeemed	(1,173,962)	(13,882,483)	(2,140,978)	(25,329,649)
Net increase – Class A	3,493,252	41,089,753	915,223	10,655,546
CLASS B SHARES
Sold	454,470	5,388,542	1,243,741	14,840,921
Conversion to Class A	(3,621,025)	(42,593,265)	—	—
Reinvestment of dividends and distributions	133,558	1,582,145	401,060	4,758,984
Redeemed	(1,393,312)	(16,687,018)	(4,380,329)	(51,922,900)
Net decrease – Class B	(4,426,309)	(52,309,596)	(2,735,528)	(32,322,995)
CLASS C SHARES
Sold	250,093	2,961,668	518,287	6,175,758
Reinvestment of dividends and distributions	34,212	404,354	88,239	1,044,089
Redeemed	(380,467)	(4,508,579)	(1,103,515)	(13,099,616)
Net decrease – Class C	(96,162)	(1,142,557)	(496,989)	(5,879,769)
CLASS D SHARES
Sold	677,153	7,992,310	1,577,615	18,705,671
Reinvestment of dividends and distributions	865,915	10,212,659	2,190,563	25,868,902
Redeemed	(5,419,142)	(63,934,396)	(12,569,676)	(148,293,434)
Net decrease – Class D	(3,876,074)	(45,729,427)	(8,801,498)	(103,718,861)
Net decrease in Fund	(4,905,293)	$(58,091,827)	(11,118,792)	$(131,266,079)

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements June 30, 2005 (unaudited) continued

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and dividend payable.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001		2000
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.82		$11.97	$11.88	$11.50	$11.71		$11.08
Income (loss) from investment operations:
Net investment income	0.27		0.53	0.54	0.56	0.59		0.58
Net realized and unrealized gain (loss)	0.06		(0.09)	0.10	0.46	(0.12)		0.63
Total income from investment operations	0.33		0.44	0.64	1.02	0.47		1.21
Less dividends and distributions from:
Net investment income	(0.26)		(0.53)	(0.54)	(0.56)	(0.58)		(0.58)
Net realized gain	—		(0.06)	(0.01)	(0.08)	(0.10)		—
Total dividends and distributions	(0.26)		(0.59)	(0.55)	(0.64)	(0.68)		(0.58)
Net asset value, end of period	$11.89		$11.82	$11.97	$11.88	$11.50		$11.71
Total Return†	2.82	% (1)	3.82%	5.53%	9.03%	4.05%		11.21%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.59	% (2)	0.65%	0.70%	0.67%	0.66	% (3)	0.72%
Net investment income	4.56	% (2)	4.48%	4.58%	4.74%	4.97%		5.14%
Supplemental Data:
Net assets, end of period, in thousands	$170,888		$128,578	$119,199	$120,659	$26,984		$21,685
Portfolio turnover rate	6	% (1)	14%	15%	13%	17%		17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001		2000
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.87		$12.02	$11.93	$11.56	$11.76		$11.13
Income (loss) from investment operations:
Net investment income	0.24		0.48	0.50	0.51	0.54		0.54
Net realized and unrealized gain (loss)	0.06		(0.09)	0.09	0.45	(0.11)		0.63
Total income from investment operations	0.30		0.39	0.59	0.96	0.43		1.17
Less dividends and distributions from:
Net investment income	(0.23)		(0.48)	(0.49)	(0.51)	(0.53)		(0.54)
Net realized gain	—		(0.06)	(0.01)	(0.08)	(0.10)		—
Total dividends and distributions	(0.23)		(0.54)	(0.50)	(0.59)	(0.63)		(0.54)
Net asset value, end of period	$11.94		$11.87	$12.02	$11.93	$11.56		$11.76
Total Return†	2.54	% (1)	3.34%	5.12%	8.44%	3.68%		10.75%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.12	% (2)	1.11%	1.09%	1.09%	1.09	% (3)	1.11%
Net investment income	4.03	% (2)	4.02%	4.19%	4.32%	4.54%		4.75%
Supplemental Data:
Net assets, end of period, in thousands	$144,180		$195,859	$231,146	$235,358	$200,293		$156,972
Portfolio turnover rate	6	% (1)	14%	15%	13%	17%		17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001		2000
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.84		$11.99	$11.90	$11.53	$11.73		$11.10
Income (loss) from investment operations:
Net investment income	0.23		0.46	0.49	0.50	0.52		0.52
Net realized and unrealized gain (loss)	0.06		(0.09)	0.09	0.44	(0.10)		0.63
Total income from investment operations	0.29		0.37	0.58	0.94	0.42		1.15
Less dividends and distributions from:
Net investment income	(0.22)		(0.46)	(0.48)	(0.49)	(0.52)		(0.52)
Net realized gain	—		(0.06)	(0.01)	(0.08)	(0.10)		—
Total dividends and distributions	(0.22)		(0.52)	(0.49)	(0.57)	(0.62)		(0.52)
Net asset value, end of period	$11.91		$11.84	$11.99	$11.90	$11.53		$11.73
Total Return†	2.49	% (1)	3.24%	5.02%	8.34%	3.58%		10.66%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	1.22	% (2)	1.21%	1.19%	1.19%	1.19	% (3)	1.21%
Net investment income	3.93	% (2)	3.92%	4.09%	4.22%	4.44%		4.65%
Supplemental Data:
Net assets, end of period, in thousands	$34,332		$35,265	$41,661	$29,648	$16,270		$11,578
Portfolio turnover rate	6	% (1)	14%	15%	13%	17%		17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JUNE 30, 2005		FOR THE YEAR ENDED DECEMBER 31,
			2004	2003	2002	2001		2000
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.82		$11.96	$11.88	$11.50	$11.70		$11.07
Income (loss) from investment operations:
Net investment income	0.27		0.55	0.57	0.58	0.61		0.60
Net realized and unrealized gain (loss)	0.06		(0.08)	0.08	0.46	(0.11)		0.63
Total income from investment operations	0.33		0.47	0.65	1.04	0.50		1.23
Less dividends and distributions from:
Net investment income	(0.26)		(0.55)	(0.56)	(0.58)	(0.60)		(0.60)
Net realized gain	—		(0.06)	(0.01)	(0.08)	(0.10)		—
Total dividends and distributions	(0.26)		(0.61)	(0.57)	(0.66)	(0.70)		(0.60)
Net asset value, end of period	$11.89		$11.82	$11.96	$11.88	$11.50		$11.70
Total Return†	2.84	% (1)	4.05%	5.67%	9.21%	4.31%		11.44%
Ratios to Average Net Assets(4):
Expenses (before expense offset)	0.52	% (2)	0.51%	0.49%	0.49%	0.49	% (3)	0.51%
Net investment income	4.63	% (2)	4.62%	4.79%	4.92%	5.14%		5.35%
Supplemental Data:
Net assets, end of period, in thousands	$910,448		$950,792	$1,067,805	$1,152,783	$1,189,492		$852,950
Portfolio turnover rate	6%(1)		14%	15%	13%	17%		17%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37950RPT-RA05-00681P-Y06/05	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Semiannual Report June 30, 2005

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

                                       3

                                                                  EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

                                       4

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                  EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 23, 2005
                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                          /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 23, 2005                          /s/ Francis Smith
                                               ----------------------
                                               Francis Smith
                                               Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.